UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin Wolf, Gemini Fund Services, LLC
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	2/28/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

PeakShares Sector Rotation ETF

(PSTR) NASDAQ Stock Market, LLC

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about the PeakShares Sector Rotation ETF for the period of April 29, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund at http://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares Sector Rotation ETF	$89	1.00%Footnote Reference*

* Annualized.  Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

How did the Fund perform during the reporting period?

As of February 28, 2025, the PeakShares Sector Rotation Fund (PSTR) has returned 14.2% since its inception on April 29, 2024. Over the same period, the S&P 500 Total Return Index (S&P 500 TR) gained 17.72%, while the 3-month U.S. Treasury Bill returned 4.21%.

The fund maintains a lower beta than the S&P 500, which contributed to its relative underperformance during the market rally in 2024. Additionally, the fund employs a covered call strategy to generate income, which is distributed as dividends. While this approach enhances income stability, it tends to underperform a long-only strategy in strong upward markets.

In 2024, the weight of Information Technology stocks in the fund was lower compared to the weight of Information Technology stocks in the benchmark of S&P 500 Index.  The technology sector’s sharp rally, driven primarily by semiconductors, contributed to relative underperformance. However, as markets have declined in 2025, the underweight position in technology has become a tailwind for the fund. Year-to-date, as of February 28, 2025, the fund has returned 2.29%, outperforming the S&P 500 TR, which has gained 1.44%. Over the last month the fund returned -0.07% while the S&P returned -1.3%.

The fund’s performance in 2024 and 2025 has been supported by an overweight allocation to Financials, Consumer Discretionary, and Healthcare. Additionally, stock selection effect within Financials, Consumer Discretionary, and Consumer Staples has benefitted the fund and contributed positively to returns.

The fund remains focused on strategic sector allocation and disciplined risk management. The investment approach continues to emphasize opportunities in undervalued sectors, while the covered call strategy aims to provide consistent income generation for investors. The investment team will continue to monitor market trends closely, adjusting allocations as necessary to capture opportunities while managing downside risks effectively.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PeakShares Sector Rotation ETF - NAV - $11,420
S&P 500® Index - $11,772
ICE BofA 3-Month U.S. Treasury Bill Index - $10,421
$12,000
$11,500
$11,000
$10,500
$10,000
$11,772
$11,420
$10,421
04/29/24
06/30/24
09/30/24
12/31/24
02/28/25

	PeakShares Sector Rotation ETF - NAV	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
04/29/24	$10,000	$10,000	$10,000
06/30/24	$10,420	$10,702	$10,091
09/30/24	$11,042	$11,332	$10,229
12/31/24	$11,164	$11,605	$10,350
02/28/25	$11,420	$11,772	$10,421

Average Annual Total Returns

Since Inception (April 29, 2024)
PeakShares Sector Rotation ETF - NAV	14.20%
S&P 500® Index	17.72%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$20,801,335
Number of Portfolio Holdings	157
Advisory Fee (net of waivers)	$0
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Options	-1.3%
Depositary Receipts	1.1%
Common Stocks	21.3%
Exchange-Traded Funds	75.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
75.4%
Technology
5.9%
Consumer Discretionary
4.5%
Health Care
3.7%
Industrials
2.2%
Financials
1.9%
Communications
1.8%
Energy
1.3%
Consumer Staples
1.1%
Equity Option
-1.3%
Other Assets in Excess of Liabilities
3.5%

Value	Value
Other Assets in Excess of Liabilities	3.5%
Equity Option	-1.3%
Consumer Staples	1.1%
Energy	1.3%
Communications	1.8%
Financials	1.9%
Industrials	2.2%
Health Care	3.7%
Consumer Discretionary	4.5%
Technology	5.9%
Equity	75.4%

May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Financial Select Sector SPDR Fund	11.4%
Vanguard Information Technology ETF	11.1%
Technology Select Sector SPDR Fund	10.6%
Communication Services Select Sector SPDR Fund	8.0%
Health Care Select Sector SPDR Fund	7.4%
Industrial Select Sector SPDR Fund	6.5%
Consumer Discretionary Select Sector SPDR Fund	6.1%
Consumer Staples Select Sector SPDR Fund	5.3%
Utilities Select Sector SPDR Fund	2.7%
Real Estate Select Sector SPDR Fund	2.2%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

PeakShares Sector Rotation ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.peaksharesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-PSTR

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $10,250

2023 – N/A

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $2,750

2023 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended February 28, 2023 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended February 28, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PeakShares Sector Rotation ETF
(Symbol: PSTR)

Exchange: NASDAQ Stock Market, LLC

Annual Financial Statements and Additional Information

February 28, 2025

Advised by:
PeakShares LLC
2701 N. Rocky Point Dr.
Suite 1000
Tampa, FL 33607

www.peaksharefunds.com
(877) 57-PEAKS

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the PeakShares ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 22.4%
	AEROSPACE & DEFENSE - 0.7%
182	Lockheed Martin Corporation (c),(d)	$81,967
400	RTX Corporation (c),(d)	53,196
		135,163
	APPAREL & TEXTILE PRODUCTS - 1.2%
1,329	NIKE, Inc., Class B (c),(d)	105,562
2,774	On Holding A.G.(a),(c),(d)	134,484
		240,046
	AUTOMOTIVE - 1.2%
3,852	General Motors Company (c),(d)	189,249
225	Tesla, Inc.(a),(c),(d)	65,920
		255,169
	BANKING – 1.4%
2,420	Bank of America Corporation(c),(d)	111,562
1,120	Citigroup, Inc. (c),(d)	89,544
2,050	US Bancorp (c),(d)	96,145
		297,251
	BEVERAGES - 0.5%
1,494	Coca-Cola Company (d)	106,388

	BIOTECH & PHARMA - 1.9%
268	AbbVie, Inc. (c),(d)	56,020
118	Eli Lilly & Company (c),(d)	108,634
1,055	Merck & Company, Inc. (c),(d)	97,324
1,113	Pfizer, Inc.(d)	29,417
553	Zoetis, Inc. (c),(d)	92,484
		383,879
	E-COMMERCE DISCRETIONARY - 0.7%
1,128	Alibaba Group Holding Ltd. – ADR (c),(d)	149,471

	ENTERTAINMENT CONTENT - 0.4%
705	Electronic Arts, Inc. (c),(d)	91,030

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 22.4% (Continued)
	FOOD - 0.4%
2,616	Kraft Heinz Company (d)	$80,337

	HEALTH CARE FACILITIES & SERVICES - 1.3%
795	CVS Health Corporation(c),(d)	52,247
685	Tenet Healthcare Corporation(a),(c),(d)	86,714
292	UnitedHealth Group, Inc. (c),(d)	138,688
		277,649
	INSURANCE - 0.5%
353	Chubb Ltd. (c),(d)	100,774

	INTERNET MEDIA & SERVICES - 0.9%
1,062	Alphabet, Inc., Class C (c),(d)	182,898

	LEISURE FACILITIES & SERVICES - 1.0%
224	Domino’s Pizza, Inc. (c),(d)	109,695
311	McDonald’s Corporation (c),(d)	95,891
		205,586
	MEDICAL EQUIPMENT & DEVICES - 0.5%
800	Abbott Laboratories (c),(d)	110,408

	OIL & GAS PRODUCERS - 1.0%
729	Chevron Corporation (c),(d)	115,634
1,976	Occidental Petroleum Corporation (c),(d)	96,508
		212,142
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
1,317	Schlumberger N.V. (c),(d)	54,866

	RETAIL - CONSUMER STAPLES - 0.2%
308	Target Corporation (c),(d)	38,266

	RETAIL - DISCRETIONARY - 0.4%
243	Ulta Beauty, Inc.(a),(c),(d)	89,025

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 22.4% (Continued)
	SEMICONDUCTORS - 2.8%
937	Advanced Micro Devices, Inc.(a),(c),(d)	$93,569
450	Broadcom, Inc. (c),(d)	89,744
5,897	Intel Corporation (c),(d)	139,936
1,005	Micron Technology, Inc. (c),(d)	94,098
694	NVIDIA Corporation (c),(d)	86,694
463	Taiwan Semiconductor Manufacturing Company Ltd. – ADR (c),(d)	83,585
		587,626
	SOFTWARE - 2.4%
188	Adobe, Inc.(a),(d)	82,449
904	Fortinet, Inc.(a),(c),(d)	97,641
3,632	Gen Digital, Inc. (c),(d)	99,263
312	Microsoft Corporation (c),(d)	123,861
329	Salesforce, Inc. (c),(d)	97,993
		501,207
	TECHNOLOGY HARDWARE - 0.7%
603	Apple, Inc. (c),(d)	145,830

	TELECOMMUNICATIONS - 0.5%
2,128	AT&T, Inc. (c),(d)	58,328
1,008	Verizon Communications, Inc. (c),(d)	43,445
		101,773
	TRANSPORTATION & LOGISTICS - 1.5%
1,555	Delta Air Lines, Inc. (c),(d)	93,487
782	United Airlines Holdings, Inc.(a),(c),(d)	73,359
1,251	United Parcel Service, Inc., Class B (c),(d)	148,907
		315,753

	TOTAL COMMON STOCKS (Cost $4,574,989)	4,662,537

	EXCHANGE-TRADED FUNDS — 75.4%
	EQUITY - 75.4%
16,374	Communication Services Select Sector SPDR Fund (c),(d)	1,670,148
5,905	Consumer Discretionary Select Sector SPDR Fund (c),(d)	1,275,244

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 75.4% (Continued)
	EQUITY - 75.4% (Continued)
13,372	Consumer Staples Select Sector SPDR Fund(c),(d)	$1,110,946
4,266	Energy Select Sector SPDR Fund(c),(d)	388,206
45,405	Financial Select Sector SPDR Fund (c),(d)	2,369,233
10,328	Health Care Select Sector SPDR Fund(c),(d)	1,538,149
9,879	Industrial Select Sector SPDR Fund(c),(d)	1,346,804
4,179	Materials Select Sector SPDR Fund (c),(d)	370,928
10,500	Real Estate Select Sector SPDR Fund (c),(d)	453,075
1,047	SPDR S&P Biotech ETF (c),(d)	92,879
9,759	Technology Select Sector SPDR Fund (c),(d)	2,200,947
6,968	Utilities Select Sector SPDR Fund (c),(d)	552,005
3,870	Vanguard Information Technology ETF (c),(d)	2,316,118
		15,684,682

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,497,589)	15,684,682

	TOTAL INVESTMENTS - 97.8% (Cost $19,072,578)	$20,347,219
	CALL OPTIONS WRITTEN - (1.3)% (Premiums received - $423,309)	(280,742)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%	734,858
	NET ASSETS - 100.0%	$20,801,335

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS(a) - (1.3)%
	CALL OPTIONS WRITTEN - (1.3)%
5	Abbott Laboratories	03/07/2025	$132	$69,005	$2,325
2	AbbVie, Inc.	03/07/2025	190	41,806	3,760
8	Advanced Micro Devices, Inc.	03/07/2025	113	79,888	88
10	Alibaba Group Holding Ltd.	03/14/2025	118	132,510	15,540
4	Alphabet, Inc.	03/07/2025	185	68,888	72
5	Alphabet, Inc.	03/14/2025	185	86,110	290
2	Apple, Inc.	03/07/2025	245	48,368	410
3	Apple, Inc.	03/07/2025	250	72,552	204
9	AT&T, Inc.	03/07/2025	25	24,669	2,250
10	AT&T, Inc.	06/20/2025	22	27,410	5,620
20	Bank of America Corporation	03/14/2025	46	92,200	1,760
4	Broadcom, Inc.	03/07/2025	213	79,772	1,760
6	Chevron Corporation	03/07/2025	158	95,172	1,422
3	Chubb Ltd.	03/21/2025	275	85,644	3,150
4	Citigroup, Inc.	03/07/2025	82	31,980	184
5	Citigroup, Inc.	03/21/2025	70	39,975	4,465
25	Communication Services Select Sector SPDR Fund	03/07/2025	104	255,000	1,300

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (1.3)% (Continued)
	CALL OPTIONS WRITTEN - (1.3)% (Continued)
30	Communication Services Select Sector SPDR Fund	03/21/2025	$93	$306,000	$27,600
15	Communication Services Select Sector SPDR Fund	03/21/2025	97	153,000	7,260
20	Communication Services Select Sector SPDR Fund	03/21/2025	101	204,000	4,760
5	Consumer Discretionary Select Sector SPDR Fund	03/07/2025	218	107,980	595
3	Consumer Discretionary Select Sector SPDR Fund	03/14/2025	218	64,788	846
5	Consumer Discretionary Select Sector SPDR Fund	03/14/2025	223	107,980	535
13	Consumer Discretionary Select Sector SPDR Fund	03/21/2025	235	280,748	481
5	Consumer Discretionary Select Sector SPDR Fund	03/21/2025	240	107,980	135
5	Consumer Discretionary Select Sector SPDR Fund	06/20/2025	225	107,980	2,800
20	Consumer Staples Select Sector SPDR Fund	03/14/2025	80	166,160	6,960
23	Consumer Staples Select Sector SPDR Fund	03/21/2025	82	191,084	4,002
10	Consumer Staples Select Sector SPDR Fund	06/20/2025	80	83,080	4,450
7	CVS Health Corporation	03/14/2025	64	46,004	1,855
7	Delta Air Lines, Inc.	03/07/2025	62	42,084	385
7	Delta Air Lines, Inc.	03/21/2025	63	42,084	1,239
2	Domino’s Pizza, Inc.	03/07/2025	440	97,942	9,930
6	Electronic Arts, Inc.	02/28/2025	130	77,472	18
1	Eli Lilly & Company	03/14/2025	870	92,063	5,050
7	Energy Select Sector SPDR Fund	03/14/2025	92	63,700	679
14	Energy Select Sector SPDR Fund	03/21/2025	89	127,400	4,368
50	Financial Select Sector SPDR Fund	03/07/2025	51	260,900	7,700
10	Financial Select Sector SPDR Fund	03/07/2025	51	52,180	1,380
20	Financial Select Sector SPDR Fund	03/14/2025	52	104,360	2,340
50	Financial Select Sector SPDR Fund	03/21/2025	49	260,900	16,400
20	Financial Select Sector SPDR Fund	03/21/2025	50	104,360	5,100
20	Financial Select Sector SPDR Fund	03/21/2025	51	104,360	3,540
50	Financial Select Sector SPDR Fund	03/21/2025	52	260,900	5,500
15	Financial Select Sector SPDR Fund	06/20/2025	52	78,270	3,525
9	Fortinet, Inc.	03/14/2025	103	97,209	4,950
15	Gen Digital, Inc.	03/21/2025	27	40,995	975
15	Gen Digital, Inc.	03/21/2025	28	40,995	450
30	General Motors Company	03/14/2025	48	147,390	5,070
40	Health Care Select Sector SPDR Fund	03/21/2025	146	595,720	15,400
15	Health Care Select Sector SPDR Fund	03/21/2025	152	223,395	1,065
21	Industrial Select Sector SPDR Fund	03/14/2025	137	286,293	3,108
7	Industrial Select Sector SPDR Fund	03/21/2025	137	95,431	1,218
10	Industrial Select Sector SPDR Fund	03/21/2025	143	136,330	240
15	Industrial Select Sector SPDR Fund	06/20/2025	139	204,495	5,325
50	Intel Corporation	03/07/2025	21	118,650	17,500
1	Lockheed Martin Corporation	03/07/2025	445	45,037	680
18	Materials Select Sector SPDR Fund	03/21/2025	90	159,768	1,530
2	McDonald’s Corporation	03/07/2025	310	61,666	334
8	Merck & Company, Inc.	03/14/2025	85	73,800	6,000
9	Micron Technology, Inc.	03/07/2025	101	84,267	468
2	Microsoft Corporation	02/28/2025	410	79,398	2
12	NIKE, Inc.	03/07/2025	77	95,316	2,724
6	NVIDIA Corporation	02/28/2025	126	74,952	6

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (1.3)% (Continued)
	CALL OPTIONS WRITTEN - (1.3)% (Continued)
15	Occidental Petroleum Corporation	03/07/2025	$49	$73,260	$1,485
15	On Holding A.G.	03/07/2025	50	72,720	3,000
15	Real Estate Select Sector SPDR Fund	03/21/2025	43	64,725	1,275
21	Real Estate Select Sector SPDR Fund	05/16/2025	42	90,615	5,670
10	Real Estate Select Sector SPDR Fund	05/16/2025	43	43,150	1,560
3	RTX Corporation	03/07/2025	126	39,897	1,905
2	Salesforce, Inc.	03/07/2025	313	59,570	146
10	Schlumberger N.V.	03/07/2025	43	41,660	260
9	SPDR S&P Biotech ETF	02/28/2025	93	79,839	81
4	Taiwan Semiconductor Manufacturing Company Ltd.	03/07/2025	198	72,212	148
2	Target Corporation	02/28/2025	131	24,848	2
10	Technology Select Sector SPDR Fund	02/28/2025	235	225,530	10
13	Technology Select Sector SPDR Fund	03/07/2025	235	293,189	442
15	Technology Select Sector SPDR Fund	03/07/2025	238	338,295	210
12	Technology Select Sector SPDR Fund	03/21/2025	240	270,636	720
8	Technology Select Sector SPDR Fund	03/21/2025	245	180,424	136
6	Tenet Healthcare Corporation	03/21/2025	135	75,954	1,200
2	Tesla, Inc.	02/28/2025	358	58,596	2
2	Ulta Beauty, Inc.	02/28/2025	370	73,272	10
5	United Airlines Holdings, Inc.	03/07/2025	101	46,905	205
7	United Parcel Service, Inc.	03/14/2025	118	83,321	1,596
2	UnitedHealth Group, Inc.	02/28/2025	510	94,992	2
8	US Bancorp	02/28/2025	48	37,520	8
10	US Bancorp	03/21/2025	50	46,900	170
16	Utilities Select Sector SPDR Fund	03/21/2025	79	126,752	2,544
15	Utilities Select Sector SPDR Fund	03/21/2025	80	118,830	1,575
4	Vanguard Information Technology ETF	03/21/2025	625	239,392	1,200
10	Vanguard Information Technology ETF	03/21/2025	630	598,480	3,000
3	Vanguard Information Technology ETF	03/21/2025	645	179,544	339
6	Vanguard Information Technology ETF	05/16/2025	630	359,088	6,540
9	Verizon Communications, Inc.	03/14/2025	41	38,790	2,007
4	Zoetis, Inc.	03/21/2025	165	66,896	2,216
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $423,309)				280,742

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $423,309)				$280,742

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Security is subject to written call options.

(d)	All or portion of the security is pledged as collateral for written options.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025

ASSETS
Investment securities:
At cost	$19,072,578
At value	$20,347,219
Cash	470,299
Receivable for investments sold	315,890
Due from Adviser	25,198
Dividends and interest receivable	6,681
Deposits with broker for options written	2,529
Prepaid expenses	1,111
TOTAL ASSETS	21,168,927

LIABILITIES
Options Written, at value (premiums received $423,309)	280,742
Payable for securities purchased	40,169
Custody fees payable	22,588
Audit fees payable	13,313
Transfer Agent fees payable	8,081
Payable to related parties	2,699
TOTAL LIABILITIES	367,592
NET ASSETS	$20,801,335

Net Assets Consist Of:
Paid in capital	$19,585,212
Accumulated earnings	1,216,123
NET ASSETS	$20,801,335

Net Asset Value Per Share:
Net Assets	$20,801,335
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	740,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$28.11

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENT OF OPERATIONS
For the Period Ended February 28, 2025*

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $11)	$134,241
Interest	7,369
TOTAL INVESTMENT INCOME	141,610

EXPENSES
Administrative services	81,372
Investment advisory fees	59,145
Legal fees	27,526
Professional fees	24,916
Trustees fees and expenses	15,945
Custodian fees	15,135
Accounting services fees	13,747
Audit fees	13,313
Printing and postage expenses	12,001
Transfer agent fees	9,081
Insurance expense	2,304
Other Expenses	3,820
TOTAL EXPENSES	278,305
Less: Fees waived/expenses reimbursed by the Adviser	(179,173)
NET EXPENSES	99,132

NET INVESTMENT INCOME	42,478

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(47,981)
Options written	(133,172)
(181,153)
Net change in unrealized appreciation on:
Investments	1,274,641
Options written	142,567
1,417,208

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,236,055

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,278,533

*	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2025 *
FROM OPERATIONS
Net investment income	$42,478
Net realized loss on investments	(181,153)
Net change in unrealized appreciation on investments	1,417,208
Net increase in net assets resulting from operations	1,278,533

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(248,938)
Net decrease in net assets resulting from distributions to shareholders	(248,938)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	19,771,740
Net increase in net assets resulting from shares of beneficial interest	19,771,740

TOTAL INCREASE IN NET ASSETS	20,801,335

NET ASSETS
Beginning of Period	—
End of Period	$20,801,335

SHARE ACTIVITY
Shares Sold	740,000
Net increase in shares of beneficial interest outstanding	740,000

*	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
February 28, 2025 (1)
Net asset value, beginning of period	$25.00

Activity from investment operations:

Net investment income (2)	0.10
Net realized and unrealized gain on investments	3.44
Total from investment operations	3.54

Less distributions from:
Net investment income	(0.43)
Total distributions	(0.43)

Net asset value, end of period	$28.11
Market Price, end of period	$28.24

Total return (3)(4)	14.20%

Market price total return (4)	14.72%
Net assets, at end of period (000s)	$20,801

Ratio of gross expenses to average net assets (5)(6)(7)	2.81%
Ratio of net expenses to average net assets (5)(6)	1.00%
Ratio of net investment income to average net assets (5)(8)	0.43%
Portfolio Turnover Rate (4)(9)	29%

(1)	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2025

1.	ORGANIZATION

The PeakShares Sector Rotation ETF (“Fund”) is a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks to provide capital appreciation and income generation. The Fund commenced operations on April 29, 2024. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (“underlying fund”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying fund. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. Investments in closed-end investment companies are valued at their last sales price. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2025, for the Fund’s investments measured at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$4,662,537	$—	$—	$4,662,537
Exchange Trade Funds	15,684,682	—	—	15,684,682
Total Investments	$20,347,219	$—	$—	$20,347,219

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$(230,582)	$(50,160)	$—	$(280,742)
Total	$(230,582)	$(50,160)	$—	$(280,742)

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of February 28, 2025, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of February 28, 2025:

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Written	Equity	Options Written, at value	$280,742

The following is a summary of the location of derivative investments in the Fund’s Statement of Operations for the period ended February 28, 2025:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Written	Equity	Net Realized Loss on Options Written	$(133,172)
Options Written	Equity	Net Change in Unrealized Appreciation (Depreciation) on Options Written	142,567

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s February 28, 2025 year-end tax return. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

3.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $4,494,635 and $3,454,148 respectively.

For the period ended February 28, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $18,094,302 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund is overseen by the Board. PeakShares LLC serves as the Fund’s investment adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Fund.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For the period ended February 28, 2025, the Adviser earned $59,145 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed at least until June 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.00% of average daily net assets.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended February 28, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $179,173 pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of February 28, 2025, $179,173 is subject to recapture by the Adviser by February 28, 2028.

The Trust, with respect to the Fund, has adopted an ETF Distribution Agreement (the “Distribution Agreement”). The Fund does not pay the Distributor any fees under the Distribution Agreement.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares for the Fund. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units. Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund is listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Ticker	Purchases	Charge for Cash Purchases*
PSTR	$125	2.00%*

*	The maximum Transaction Fee is 0.00% as a percentage of the amount invested.

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2025, were as follows:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$18,663,715	$1,673,683	$(270,921)	$1,402,762

The tax character of distributions paid during the following year was as follows:

Fiscal Year Ended
February 28, 2025
Ordinary Income	$248,938
$248,938

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

As of February 28, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(75,113)	$(47,689)	$(63,837)	$1,402,762	$1,216,123

The difference between book basis and tax basis undistributed net investment loss, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $19,932.

Capital losses incurred after October 31 within the fiscal period end are deemed to arise on the first business day of the following fiscal period end for tax purposes. The Fund incurred and elected to defer such capital losses of $55,181.

At February 28, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

			CLCF
Short-Term	Long-Term	Total	Utilized
$47,689	$—	$47,689	$—

Permanent book and tax differences, primarily attributable to the tax adjustments of distributions in excess of income resulted in reclassifications for the Fund for the year ended February 28, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$(186,528)	$186,528

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

Distributions: The Board declared the following distributions after February 28, 2025:

Dividend	Record	Payable
Per Share	Date	Date
$0.3414	3/21/2025	3/26/2025

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
of Northern Lights Fund Trust II and
Shareholders of PeakShares Sector Rotation ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PeakShares Sector Rotation ETF (the “Fund”), a series of Northern Lights Fund Trust II, including the schedule of investments, as of February 28, 2025, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period April 29, 2024 (commencement of operations) through February 28, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the period April 29, 2024 (commencement of operations) through February 28, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2012.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 29, 2025

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (877) 57-PEAKS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

INVESTMENT ADVISOR
PeakShares, LLC
2701 N. Rocky Point Dr. Suite 1000
Tampa, FL 33607

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)
February 28, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 11, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the proposed advisory agreement (the “PeakShares Advisory Agreement”) between PeakShares, LLC (“PeakShares”) and the Trust on behalf of the PeakShares Sector Rotation ETF (the “Fund”).

Based on their evaluation of the information provided by PeakShares, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the proposed Advisory Agreement with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the PeakShares Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the PeakShares Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the PeakShares Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to PeakShares (including due diligence questionnaires completed by PeakShares, select financial information of PeakShares, bibliographic information regarding PeakShares’ key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the PeakShares Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PeakShares Advisory Agreement. In considering the approval of the PeakShares Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
February 28, 2025

Nature, Extent and Quality of Services. The Board reviewed materials provided by PeakShares related to the proposed approval of the PeakShares Investment Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the Fund, including the individuals that will primarily monitor and execute the investment strategies. The Board noted that while PeakShares has only been registered as an investment adviser with the SEC since February 2024, its personnel have many years of experience in the financial services industry and with investment management. The Board discussed PeakShares’ research capabilities and the quality of its compliance infrastructure noting that PeakShares has engaged ACA Foreside, a seasoned compliance firm, to serve as a compliance consulting firm to assist in the development of its compliance program with respect to advising a registered fund and assist with oversight of the program. Additionally, the Board received satisfactory responses from representatives of PeakShares with respect to a series of important questions, including: whether PeakShares or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that PeakShares’ CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under PeakShares’ compliance program. The Board reviewed the capitalization of PeakShares and, based on financial information provided by and representations made by PeakShares and its representatives, concluded that PeakShares was sufficiently well-capitalized in order to meet its obligations to the Fund. The Board also discussed PeakShares’ compliance program with the CCO of the Trust, noting that PeakShares was still in the process of modifying certain procedures to address advising a registered investment company and the CCO represented that he would review and monitor changes to the compliance program to address the 1940 Act and report to the Board regarding these changes. The Board also noted PeakShares’ representation that the draft prospectus and statement of additional information for the Fund accurately describes the investment strategies of the Fund. After further discussion, the Board concluded that PeakShares had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the PeakShares Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by PeakShares to the Fund appear to be satisfactory.

Performance. Because PeakShares does not manage any other account with investment objectives or strategies comparable to the Fund and because the Fund had not yet commenced operations, the Board was not able to consider prior performance.

Fees and Expenses. As to the costs of the services to be provided by PeakShares, the Board reviewed and discussed the proposed unitary fee for the Fund compared to its respective peer group and Morningstar category as presented in the Board Materials noting that the proposed fee, while above the peer group and category median, was not the highest fee in either its peer group or category. The Board concluded that the fee to be charged by PeakShares with respect to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to PeakShares with respect to the Fund based on profitability estimates and analyses provided by PeakShares and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by PeakShares and the projected growth of the Fund, the anticipated level of profit from PeakShares’ relationship with the Fund was not excessive.

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
February 28, 2025

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed PeakShares’ expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from PeakShares as the Trustees believed to be reasonably necessary to evaluate the terms of the PeakShares Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the PeakShares Advisory Agreement are reasonable; (b) the fee is not unreasonable; and (c) the PeakShares Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the approval of the PeakShares Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the PeakShares Advisory Agreement was in the best interests of Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PeakShares Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	4/30/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	4/30/25

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	4/30/25